                            ADVISOR CLASS SHARES OF:

                            AIM EMERGING MARKETS FUND

                       Supplement dated December 21, 1998
                   to the Prospectus dated September 8, 1998,
                     as supplemented September 28, 1998 and
                                December 14, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Emerging Markets Fund ("Emerging Markets Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' Emerging Markets Fund will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Emerging Markets Fund. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Emerging Markets Fund or the personnel providing such services.

The Board of Trustees of AIM Investment Funds unanimously approved, on September 23, 1998, a Plan of Reorganization and Termination ("Plan") pursuant to which Emerging Markets Fund, a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), another series of AIM Investment Funds. As a result of the transaction, shareholders of Emerging Markets Fund would receive shares of Developing Markets Fund in exchange for their shares of Emerging Markets Fund, and Emerging Markets Fund would cease operations. Developing Markets Fund seeks long-term capital appreciation and, secondarily seeks income to the extent consistent with capital appreciation. While Developing Markets Fund may invest more extensively in debt securities (up to 50% of its assets) than Emerging Markets Fund, like Emerging Markets Fund, Developing Markets Fund invests primarily in securities of issuers located in emerging markets.

The Plan requires the approval of Emerging Markets Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Emerging Markets Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                           ADVISOR CLASS SHARES OF:

                          AIM STRATEGIC INCOME FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented October 1, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                           ADVISOR CLASS SHARES OF:

                         AIM GLOBAL HEALTH CARE FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented October 16, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                           ADVISOR CLASS SHARES OF:

                      AIM GLOBAL TELECOMMUNICATIONS FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented October 16, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                           ADVISOR CLASS SHARES OF:

                      AIM GLOBAL FINANCIAL SERVICES FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented October 16, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                           ADVISOR CLASS SHARES OF:

                        AIM GLOBAL INFRASTRUCTURE FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented October 16, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                           ADVISOR CLASS SHARES OF:

                          AIM GLOBAL RESOURCES FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented October 16, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                           ADVISOR CLASS SHARES OF:

                AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented October 16, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                           ADVISOR CLASS SHARES OF:

                         AIM DEVELOPING MARKETS FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                      as supplemented December 14, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Developing Markets Fund ("Developing Markets Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' Developing Markets Fund will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Developing Markets Fund. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Developing Markets Fund or the personnel providing such services.

                           ADVISOR CLASS SHARES OF:

                        AIM EMERGING MARKETS DEBT FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                      as supplemented December 14, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Emerging Markets Debt Fund ("Emerging Markets Debt Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-administration responsibility for AIM Investment Funds' Emerging Markets Debt Fund and sub-advisory and sub-administration responsibility for Emerging Markets Debt Portfolio (the "Portfolio") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Emerging Markets Debt Fund and the Portfolio. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Portfolio or the personnel providing such services.

Effective January 1, 1999, the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 17 of the Prospectus:

                           RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
   NAME/OFFICE                  THE FUND                            PAST FIVE YEARS
   -----------                  --------                            ---------------
Craig Munro                Portfolio Manager             Head of Emerging Markets Fixed Income
     London                    since 1998                and Portfolio Manager for INVESCO
                                                         Asset Management Ltd. since December
                                                         1998.  Portfolio Manager for INVESCO
                                                         (NY), Inc. from August 1997 to
                                                         December 1998.  Vice President and
                                                         Senior Analyst in the Emerging Markets
                                                         Group of the Global Fixed Income
                                                         Division of Merrill Lynch Asset
                                                         Management from 1993 to August 1997.

John Cleary                Portfolio Manager             Director, Emerging Markets Fixed
     London                    since 1999                Income and Portfolio Manager for
                                                         INVESCO Asset Management Ltd. since
                                                         December 1998.  Employed by West
                                                         Merchant Bank, Ltd. as Manager of a
                                                         global emerging markets fixed income
                                                         fund from 1997 to 1998.  Completed the
                                                         investment management program at the
                                                         London Business School in 1996.
                                                         Received a B.Sc in management from
                                                         the London School of Economics and
                                                         Political Science in 1994.

                           ADVISOR CLASS SHARES OF:

                      AIM GLOBAL GOVERNMENT INCOME FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                      as supplemented December 14, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Global Government Income Fund ("Global Government Income Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' Global Government Income Fund will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Global Government Income Fund. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Global Government Income Fund or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 13.

                           RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
   NAME/OFFICE                  THE FUND                             PAST FIVE YEARS
   -----------                  --------                             ---------------
Thomas J. Berger           Portfolio Manager             Director and Head of the Global Fixed
     London                    since 1999                Income Group, for INVESCO Asset
                                                         Management Ltd. since 1997.  Director of
                                                         Mercury Asset Management plc from
                                                         1993 to 1997.

Paul Griffiths             Portfolio Manager             Director, Head of Global Fixed Income
     London                    since 1999                Team and Portfolio Manager for
                                                         INVESCO  Asset Management Ltd. since
                                                         June 1997.  Portfolio Manager from 1994
                                                         to 1997.  Global Bond Fund Manager for
                                                         Lazard Investors from 1993 to 1994.

David B. Hughes            Portfolio Manager             Director, Global Fixed Income Group and
    London                     since 1998                Portfolio Manager of INVESCO Asset
                                                         Management Ltd. since December 1998.
                                                         Head of Global Fixed Income, North
                                                         America, and Portfolio Manager for
                                                         INVESCO (NY), Inc. from January 1998
                                                         to December 1998.  Senior Portfolio
                                                         Manager for Global/International Fixed
                                                         Income for INVESCO (NY), Inc. from
                                                         July 1995 to December 1997.  Employed
                                                         by Chancellor Capital from July 1995 to
                                                         October 1996.  Assistant Vice President
                                                         of Fiduciary Trust Company International
                                                         from 1994 to 1995.  Assistant Treasurer
                                                         at the Bankers Trust Company from 1991
                                                         to 1994.

                           ADVISOR CLASS SHARES OF:

                       AIM GLOBAL GROWTH & INCOME FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                      as supplemented December 14, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Global Growth & Income Fund ("Global Growth & Income Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' Global Growth & Income Fund will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Global Growth & Income Fund. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Global Growth & Income Fund or the personnel providing such services.

                            Advisor Class Shares of:

                         AIM LATIN AMERICAN GROWTH FUND

                       Supplement dated December 21, 1998
                    to the Prospectus dated September 8, 1998
                        as supplemented December 14, 1998


This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Latin American Growth Fund ("Latin American Growth Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' Latin American Growth Fund will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Latin American Growth Fund. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Latin American Growth Fund or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT -- INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 12 of the Prospectus:


                  RESPONSIBILITIES FOR        BUSINESS EXPERIENCE
 NAME/OFFICE           THE FUND                  PAST FIVE YEARS
-------------     --------------------      ----------------------
David Manuel      Portfolio Manager         Portfolio Manager for
   London            since 1997             INVESCO Asset
                                            Management Ltd. since
                                            November 1997.  Investment
                                            Analyst and Portfolio
                                            Manager for Abbey Life
                                            Investment Services Ltd.
                                            (Bournemouth) from 1987 to
                                            1997, and Head of Latin
                                            American Equities from 1994
                                            to 1997.